UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares | Ordinary Shares
Increase (Decrease) in Shareholders' Deficit
Balance at the beginning	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares)	0	0	0	0
Balance at the end			$ 0	$ 0
Balance at the end (in shares)			0	0
Class B Ordinary shares | Ordinary Shares
Increase (Decrease) in Shareholders' Deficit
Balance at the beginning	$ 500	$ 500	$ 0	$ 500
Balance at the beginning (in shares)	5,000,000	5,000,000	0	5,000,000
Issuance of Class B Ordinary shares to Sponsor (in shares)			5,750,000
Forfeiture of Class B ordinary shares			$ (75)
Forfeiture of Class B ordinary shares (in shares)			(750,000)
Balance at the end	$ 500	$ 500	$ 500	$ 500
Balance at the end (in shares)	5,000,000	5,000,000	5,000,000	5,000,000
Class A ordinary shares subject to possible redemption
Increase (Decrease) in Shareholders' Deficit
Extension payment paid by Sponsor through a note	$ (450,000)			$ (1,000,000)
Additional paid-in capital
Increase (Decrease) in Shareholders' Deficit
Balance at the beginning	0	$ 0	$ 0	0
Remeasurement for Class A ordinary shares to redemption value			(24,500)
Forfeiture of Class B ordinary shares			75
Balance at the end			0	0
Accumulated deficit
Increase (Decrease) in Shareholders' Deficit
Balance at the beginning	(11,078,602)	(17,164,062)	0	(17,164,062)
Remeasurement for Class A ordinary shares to redemption value			(25,792,820)	(3,920,785)
Remeasurement of Class A ordinary shares subject to possible redemption	(895,995)	(20,342)
Extension payment paid by Sponsor through a note	(450,000)
Forfeiture of Class B ordinary shares			0
Net Income (loss)	(606,402)	3,146,507	8,628,758	10,006,245
Balance at the end	(13,030,999)	(14,037,897)	(17,164,062)	(11,078,602)
Balance at the beginning	(11,078,102)	(17,163,562)	0	(17,163,562)
Remeasurement for Class A ordinary shares to redemption value			(25,817,320)	(3,920,785)
Remeasurement of Class A ordinary shares subject to possible redemption	(895,995)	(20,342)
Extension payment paid by Sponsor through a note	(450,000)
Net Income (loss)	(606,402)	3,146,507	8,628,758	10,006,245
Balance at the end	$ (13,030,499)	$ (14,037,397)	$ (17,163,562)	$ (11,078,102)